CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 106.8	$ 219.6	$ 157.2
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	36.3	34.3	32.4
Amortization of stock-based compensation	5.7	16.7	11.6
Amortization of deferred financing costs	1.4	1.0	0.7
Bad debt expense	2.5	1.6	0.5
Deferred income taxes	38.4	(8.5)	4.9
Foreign currency adjustments and other	2.1	1.2	(0.5)
Changes in operating assets and liabilities, net of effects of acquired businesses:
Accounts receivable	11.8	(30.2)	(12.8)
Inventories	0.1	(18.5)	(6.7)
Prepaid expenses and other current assets	(29.4)	(2.8)	(6.5)
Accounts payable	14.3	21.7	(1.1)
Accrued expenses and other	5.1	3.9	(0.4)
Income taxes payable	(5.2)	8.7	4.8
Net cash provided by operating activities	189.9	248.7	184.1
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(50.5)	(29.5)	(18.1)
Acquisition of businesses, net of cash acquired	(4.5)	(4.6)	(18.7)
Other	0	(2.0)	(0.7)
Net cash used in investing activities	(55.0)	(36.1)	(37.5)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from long-term revolving credit facility	352.0	821.5	308.8
Repayments of long-term revolving credit facility	(287.0)	(643.5)	(197.8)
Payment of deferred financing costs	(2.3)	(6.2)	0
Proceeds from issuance of common stock	11.4	26.3	28.6
Excess tax benefit from stock based compensation	10.5	19.2	5.6
Treasury stock repurchased	(152.6)	(365.9)	(250.0)
Other	(2.8)	(0.3)	(1.6)
Net cash used in financing activities	(70.8)	(148.9)	(106.4)
NET EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS	3.8	(5.9)	(0.6)
Increase (decrease) in cash and cash equivalents	67.9	57.8	39.6
CASH AND CASH EQUIVALENTS, beginning of period	111.4	53.6	14.0
CASH AND CASH EQUIVALENTS, end of period	179.3	111.4	53.6
Cash paid during the period for:
Interest	37.1	8.0	13.6
Income taxes, net of refunds	$ 80.1	$ 84.2	$ 63.9